Property, Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2009
Property, Plant and Equipment (Additional Textual) [Abstract]
Reduction in value of assets	$ (35,762,000)	$ (32,004,000)	$ (119,844,000)
Property, Plant and Equipment (Textual) [Abstract]
Leasehold improvements	23,200,000	22,700,000
Depreciation expense	212,200,000	195,000,000	189,700,000
Renewal option under capital lease	2 years
Equity interest owns leased assets	5.00%
Entity owning debt	28,900,000
Gross asset value under the capital lease				37,600,000
Depreciation expense	4,200,000	3,800,000
Capital lease payment included in other long term liabilities	29,500,000	33,000,000
Capital lease payment included in accounts payable	3,600,000	3,200,000
Future minimum lease payments under capital lease	3,600,000
Future minimum lease payments under this capital lease Year One	3,900,000
Future minimum lease payments under this capital lease Year Two	4,200,000
Future minimum lease payments under this capital lease Year Three	4,600,000
Future minimum lease payments under this capital lease Year Four	5,000,000
Interest expense with capital lease	3,000,000	3,000,000
Property, plant and equipment [Member]
Property, Plant and Equipment (Additional Textual) [Abstract]
Reduction in value of assets	$ 35,800,000	$ 32,000,000	$ 119,800,000
Capital Lease Obligations [Member]
Property, Plant and Equipment (Additional Textual) [Abstract]
Outstanding senior exchangeable notes	8.50%